Summary of Organization and Significant Accounting Policies - Schedule of Carrying Value and Fair Value of Financial Instruments (Parenthetical) (Detail) - USD ($) $ in Thousands	Jul. 02, 2016	Jan. 02, 2016	Dec. 27, 2014
Summit Materials, LLC [Member]
Debt Instrument [Line Items]
Current portion of debt	$ 20,500	$ 6,500	$ 5,300